Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment

16 Property, plant and equipment

			Long	Short	Computers	Operating
	Investment	Freehold	leasehold	leasehold	and other	lease
	properties	premises	premises	premises	equipment	assets	Total
2017	£m	£m	£m	£m	£m	£m	£m
Cost or valuation
At 1 January	1,095	2,736	152	1,247	2,467	1,313	9,010
Transfers to disposal groups	—	(405)	(10)	(1)	(21)	—	(437)
Currency translation and other adjustments	18	(36)	—	—	(17)	(1)	(36)
Reclassifications	—	109	—	(109)	—	—	—
Additions	8	691	5	66	148	199	1,117
Change in fair value of investment properties	(14)	—	—	—	—	—	(14)
Disposals and write-off of fully depreciated assets	(14)	(80)	(14)	(218)	(208)	(447)	(981)

At 31 December	1,093	3,015	133	985	2,369	1,064	8,659

Accumulated impairment, depreciation and amortisation
At 1 January	—	1,177	72	799	1,784	588	4,420
Transfers to disposal groups	—	(223)	(5)	(1)	(18)	—	(247)
Currency translation and other adjustments	—	(35)	—	—	(18)	—	(53)
Reclassifications	—	57	—	(57)	—	—	—
Write down of property, plant and equipment	—	122	—	—	3	—	125
Disposals and write-off of fully depreciated assets	—	(34)	(14)	(176)	(159)	(266)	(649)
Charge for the year	—	88	5	64	161	143	461

At 31 December	—	1,152	58	629	1,753	465	4,057

Net book value at 31 December	1,093	1,863	75	356	616	599	4,602

			Long	Short	Computers	Operating
	Investment	Freehold	leasehold	leasehold	and other	lease
	properties	premises	premises	premises	equipment	assets	Total
2016	£m	£m	£m	£m	£m	£m	£m
Cost or valuation
At 1 January	915	2,559	177	1,259	2,305	1,556	8,771
Currency translation and other adjustments	140	91	5	73	108	25	442
Reclassifications	—	46	—	(46)	—	—	—
Additions	103	215	5	79	282	228	912
Change in fair value of investment properties	(11)	—	—	—	—	—	(11)
Disposals and write-off of fully depreciated assets	(52)	(175)	(35)	(118)	(228)	(496)	(1,104)

At 31 December	1,095	2,736	152	1,247	2,467	1,313	9,010

Accumulated impairment, depreciation and amortisation
At 1 January	—	1,090	87	759	1,677	676	4,289
Currency translation and other adjustments	—	70	3	53	97	9	232
Reclassifications	—	9	—	(9)	—	—	—
Write down of property, plant and equipment	—	71	—	—	7	—	78
Disposals and write-off of fully depreciated assets	—	(137)	(22)	(86)	(180)	(250)	(675)
Charge for the year	—	74	4	82	183	153	496

At 31 December	—	1,177	72	799	1,784	588	4,420

Net book value at 31 December	1,095	1,559	80	448	683	725	4,590

Investment property valuations principally employ present value techniques that discount expected cash flows. Expected cash flows reflect rental income, occupancy and residual market values; valuations are sensitive to changes in these factors. The fair value measurement of non-specialised properties in locations where the market for such properties is active and transparent are categorised as level 2 - 2% (2016 - 2%); otherwise investment property fair value measurements are categorised as level 3 - 98% (2016 - 98%).  A 5% change in the most sensitive assumption, residual values, is £40 million.

Valuations were carried out by qualified surveyors who are members of the Royal Institution of Chartered Surveyors, or an equivalent overseas body; property with a fair value of £201 million (2016 - £222 million) was valued by independent valuers.

Rental income from investment properties was £84 million (2016 - £79 million). Direct operating expenses of investment properties in continuing operations were £9 million (2016 - £16 million).